Average Annual Total Returns	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Bloomberg Barclays 1-3 Year US Government/Credit Index 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class D 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 5 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class 10 years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 1 year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Lifetime	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Inception Date	Prospectus #2 Delaware Tax-Free New Jersey Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A 10 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class 1 year	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class 5 years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Lifetime	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Inception Date	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Municipal Bond Index 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Municipal Bond Index 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Bloomberg Municipal Bond Index 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class 1 year	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class 5 years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Lifetime	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Inception Date
Total	(0.47%)	1.85%	1.39%	(3.20%)	1.26%	1.12%	(3.92%)	0.42%	0.42%	(1.89%)	0.60%	0.55%	(2.39%)	0.96%	0.54%	(0.80%)	1.47%	1.05%	(0.30%)	2.00%	1.56%	(0.36%)	1.92%	May 01, 2017	1.52%	4.17%	3.72%	(1.40%)	3.03%	2.84%	(1.83%)	2.79%	2.71%	0.39%	2.94%	2.88%	3.53%	4.12%	3.04%	May 01, 2013	1.52%	4.17%	3.72%	(1.84%)	2.52%	2.49%	(1.84%)	2.52%	2.49%	(0.13%)	2.55%	2.57%	3.00%	3.63%	2.66%	May 01, 2013